ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 5.8%
Integrated Telecommunication Services - 5.8%
AT&T, Inc.	476,212	$9,857,588
Comcast Corp. - Class A	463,545	11,380,030
Verizon Communications, Inc.	231,209	9,789,389
Total Communication Services		31,027,007

Consumer Discretionary - 21.6%
Apparel Retail - 3.8%
Gap, Inc.	531,199	9,922,797
Urban Outfitters, Inc. (a)	147,065	10,421,026
		20,343,823
Broadline Retail - 1.8%
Macy's, Inc.	418,079	9,845,761

Casinos & Gaming - 2.0%
Las Vegas Sands Corp.	227,993	10,530,997

Computer & Electronics Retail - 2.0%
Best Buy Co., Inc.	137,690	10,447,917

Footwear - 1.9%
Deckers Outdoor Corp. (a)	103,241	10,250,799

Homebuilding - 4.0%
DR Horton, Inc.	63,900	10,408,032
PulteGroup, Inc.	78,257	10,737,643
		21,145,675
Hotels, Resorts & Cruise Lines - 2.0%
Carnival Corp. Ltd.	372,276	10,635,925

Restaurants - 2.0%
Brinker International, Inc. (a)	63,621	10,688,328

Specialized Consumer Services - 2.1%
ADT, Inc.	1,692,384	11,000,496
Total Consumer Discretionary		114,889,721

Consumer Staples - 5.9%
Distillers & Vintners - 1.9%
Constellation Brands, Inc. - Class A	73,295	10,194,602

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Household Products - 2.0%
Clorox Co.	111,452	$10,636,979

Tobacco - 2.0%
Altria Group, Inc.	146,539	10,543,481
Total Consumer Staples		31,375,062

Energy - 20.2%
Oil & Gas Equipment & Services - 4.0%
Baker Hughes Co.	190,561	10,576,135
Halliburton Co.	316,249	10,736,654
		21,312,789
Oil & Gas Exploration & Production - 10.1%
APA Corp.	327,082	10,653,061
ConocoPhillips	101,939	10,597,578
EQT Corp.	202,635	10,774,103
Expand Energy Corp.	119,982	10,941,159
Range Resources Corp.	288,441	10,727,121
		53,693,022
Oil & Gas Refining & Marketing - 6.1%
HF Sinclair Corp.	157,503	10,970,084
Marathon Petroleum Corp.	42,122	10,769,332
Valero Energy Corp.	41,633	10,842,898
		32,582,314
Total Energy		107,588,125

Health Care - 14.1%
Biotechnology - 6.1%
Exelixis, Inc. (a)	197,509	10,746,465
Regeneron Pharmaceuticals, Inc.	16,989	10,593,321
United Therapeutics Corp. (a)	19,879	10,771,038
		32,110,824
Health Care Facilities - 2.0%
Tenet Healthcare Corp. (a)	57,936	10,838,667

Health Care Services - 2.0%
Cigna Group	37,756	10,408,574

Managed Health Care - 2.0%
Elevance Health, Inc.	27,437	10,610,711

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Pharmaceuticals - 2.0%
Pfizer, Inc.	445,485	$10,727,279
Total Health Care		74,696,055

Industrials - 12.2%
Air Freight & Logistics - 2.0%
United Parcel Service, Inc. - Class B	99,025	10,645,187

Building Products - 2.1%
Masco Corp.	134,583	10,951,019

Industrial Machinery & Supplies & Components - 2.0%
Snap-on, Inc.	27,024	10,874,458

Passenger Airlines - 4.1%
Delta Air Lines, Inc.	116,278	10,890,598
United Airlines Holdings, Inc. (a)	78,358	10,655,904
		21,546,502
Research & Consulting Services - 2.0%
Leidos Holdings, Inc.	105,984	10,913,172
Total Industrials		64,930,338

Information Technology - 8.0%
Application Software - 2.0%
Zoom Communications, Inc. - Class A (a)	126,151	10,888,093

IT Consulting & Other Services - 2.0%
Cognizant Technology Solutions Corp. - Class A	269,335	10,431,345

Semiconductors - 2.0%
First Solar, Inc. (a)	44,915	10,598,143

Technology Hardware, Storage & Peripherals - 2.0%
HP, Inc.	473,359	10,385,496
Total Information Technology		42,303,077

Materials - 10.0%
Fertilizers & Agricultural Chemicals - 2.1%
CF Industries Holdings, Inc.	101,561	10,994,994

Gold Mining - 3.9%
Anglogold Ashanti PLC	131,689	10,652,323

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Newmont Corp.	110,752	$10,344,237
		20,996,560
Metal, Glass & Plastic Containers - 2.0%
Crown Holdings, Inc.	97,727	10,927,833

Silver - 2.0%
Hecla Mining Co.	676,900	10,444,567
Total Materials		53,363,954

Utilities - 2.0%
Electric Utilities - 2.0%
Edison International	142,401	10,601,755
TOTAL COMMON STOCKS (Cost $514,473,996)		530,775,094

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.57% (b)	367,770	367,770
TOTAL MONEY MARKET FUNDS (Cost $367,770)		367,770

TOTAL INVESTMENTS - 99.9% (Cost $514,841,766)		$531,142,864
Other Assets in Excess of Liabilities - 0.1%		511,937
TOTAL NET ASSETS - 100.0%		$531,654,801

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Alpha Architect U.S. Quantitative Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$530,775,094	$—	$—	$530,775,094
Money Market Funds	367,770	—	—	367,770
Total Investments	$531,142,864	$—	$—	$531,142,864

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.